Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 180,000,000
Previously Paid Amount	0
Total Fee Amount	24,858
Total Offset Amount	0
Net Fee	$ 24,858